FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Years Ended December 31, 2023 and 2022

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of TFLIC Separate Account C

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of TFLIC Separate Account C indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of TFLIC Separate Account C as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

BNY Mellon Sustainable U.S. Equity Initial Shares	Fidelity® VIP Equity-Income Initial Class
BNY Mellon VIF Growth and Income Initial Shares	Fidelity® VIP Government Money Market Initial Class
Calvert VP EAFE International Index Class I Shares	Fidelity® VIP Growth Initial Class
Calvert VP SRI Balanced	NVIT Emerging Markets Class D Shares
Calvert VP SRI Mid Cap	T. Rowe Price All-Cap Opportunities
Columbia - Small Company Growth Class 1 Shares	T. Rowe Price Equity Income Service Class
DFA VA Global Bond	T. Rowe Price International Stock
DFA VA International Small	TA BlackRock Government Money Market Initial Class
DFA VA International Value	TA BlackRock Real Estate Securities Initial Class
DFA VA Short-Term Fixed	TA JPMorgan Enhanced Index Initial Class
DFA VA U.S. Large Value	TA Multi-Managed Balanced Initial Class
DFA VA U.S. Targeted Value	TA Small/Mid Cap Value Initial Class
Federated Hermes Fund for U.S. Government Securities II	TA TS&W International Equity Initial Class
Federated Hermes Government Money II Service Shares	TA WMC US Growth Initial Class
Federated Hermes High Income Bond II Primary Shares	Wanger Acorn
Federated Hermes Managed Volatility II Primary Shares	Wanger International
Fidelity® VIP Asset Manager Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of TFLIC Separate Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of TFLIC Separate Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of TFLIC Separate Account C since 2014.

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
BNY Mellon Sustainable U.S. Equity Initial Shares	0.193	$7	$9	$(9)	$-	-	$46.846459	$46.846459
BNY Mellon VIF Growth and Income Initial Shares	1,241.729	34,774	40,133	1	40,134	739	54.328448	54.328448
Calvert VP EAFE International Index Class I Shares	0.031	3	3	(3)	-	-	1.595229	1.595229
Calvert VP SRI Balanced	48,673.251	100,417	115,356	(16)	115,340	3,315	34.791665	34.791665
Calvert VP SRI Mid Cap	3,031.615	75,898	77,215	(1)	77,214	1,819	42.438114	42.438114
Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-	62.085507	62.085507
DFA VA Global Bond	12,293.337	130,198	119,368	-	119,368	5,651	21.122743	21.122743
DFA VA International Small	481.922	5,529	5,725	(23)	5,702	117	48.869014	48.869014
DFA VA International Value	5,388.841	57,327	73,342	-	73,342	1,732	42.356891	42.356891
DFA VA Short-Term Fixed	3,634.774	37,129	36,457	1	36,458	2,331	15.640421	15.640421
DFA VA U.S. Large Value	1,475.443	40,370	48,011	3	48,014	675	71.150538	71.150538
DFA VA U.S. Targeted Value	630.618	13,204	14,252	-	14,252	117	121.771384	121.771384
Federated Hermes Fund for U.S. Government Securities II	669.774	6,902	6,262	(6)	6,256	310	20.196477	20.196477
Federated Hermes Government Money II Service Shares	16,030.360	16,030	16,030	6	16,036	1,160	13.822699	13.822699
Federated Hermes High Income Bond II Primary Shares	15,342.590	96,524	86,839	(11)	86,828	2,352	36.910474	36.910474
Federated Hermes Managed Volatility II Primary Shares	2,407.007	24,241	21,711	(11)	21,700	708	30.658021	30.658021
Fidelity® VIP Asset Manager Initial Class	824.400	12,722	12,894	(4)	12,890	411	31.354374	31.354374
Fidelity® VIP Equity-Income Initial Class	829.087	18,822	20,603	(2)	20,601	430	47.872911	47.872911
Fidelity® VIP Government Money Market Initial Class	31,922.640	31,923	31,923	3	31,926	2,636	12.111089	12.111089
Fidelity® VIP Growth Initial Class	347.660	23,523	32,367	19	32,386	383	84.584987	84.584987
NVIT Emerging Markets Class D Shares	593.674	6,062	6,133	(1)	6,132	564	10.872531	10.872531
T. Rowe Price All-Cap Opportunities	941.937	28,045	32,403	(1)	32,402	389	83.202531	83.202531
T. Rowe Price Equity Income Service Class	1,319.195	32,018	36,621	(1)	36,620	707	51.772028	51.772028
T. Rowe Price International Stock	2,054.393	29,552	30,836	10	30,846	1,391	22.170110	22.170110
TA BlackRock Government Money Market Initial Class	3.520	4	4	(4)	-	-	0.959321	0.959321
TA BlackRock Real Estate Securities Initial Class	3,563.892	36,282	34,641	-	34,641	699	49.592504	49.592504
TA JPMorgan Enhanced Index Initial Class	5,629.642	120,433	134,605	(6)	134,599	2,166	62.146216	62.146216
TA Multi-Managed Balanced Initial Class	10,751.555	149,463	165,251	-	165,251	52,906	3.123462	3.123462
TA Small/Mid Cap Value Initial Class	1,800.881	35,529	34,145	-	34,145	287	119.081595	119.081595
TA TS&W International Equity Initial Class	2,126.501	27,475	30,728	7	30,735	1,306	23.535977	23.535977
TA WMC US Growth Initial Class	420.519	13,727	15,076	-	15,076	332	45.475739	45.475739
Wanger Acorn	3,403.654	60,546	45,371	2	45,373	492	92.214778	92.214778
Wanger International	8,430.951	230,190	171,823	(1)	171,822	2,405	71.452661	71.452661

See accompanying notes.	2

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
BNY Mellon Sustainable U.S. Equity Initial Shares	$-	$-	$-
BNY Mellon VIF Growth and Income Initial Shares	40,134	-	40,134
Calvert VP EAFE International Index Class I Shares	-	-	-
Calvert VP SRI Balanced	115,340	-	115,340
Calvert VP SRI Mid Cap	77,214	-	77,214
Columbia - Small Company Growth Class 1 Shares	-	-	-
DFA VA Global Bond	119,368	-	119,368
DFA VA International Small	5,702	-	5,702
DFA VA International Value	73,342	-	73,342
DFA VA Short-Term Fixed	36,458	-	36,458
DFA VA U.S. Large Value	48,014	-	48,014
DFA VA U.S. Targeted Value	14,252	-	14,252
Federated Hermes Fund for U.S. Government Securities II	6,256	-	6,256
Federated Hermes Government Money II Service Shares	15,367	669	16,036
Federated Hermes High Income Bond II Primary Shares	86,828	-	86,828
Federated Hermes Managed Volatility II Primary Shares	21,700	-	21,700
Fidelity® VIP Asset Manager Initial Class	12,890	-	12,890
Fidelity® VIP Equity-Income Initial Class	20,601	-	20,601
Fidelity® VIP Government Money Market Initial Class	31,926	-	31,926
Fidelity® VIP Growth Initial Class	32,386	-	32,386
NVIT Emerging Markets Class D Shares	6,132	-	6,132
T. Rowe Price All-Cap Opportunities	32,402	-	32,402
T. Rowe Price Equity Income Service Class	36,620	-	36,620
T. Rowe Price International Stock	30,846	-	30,846
TA BlackRock Government Money Market Initial Class	-	-	-
TA BlackRock Real Estate Securities Initial Class	34,641	-	34,641
TA JPMorgan Enhanced Index Initial Class	134,599	-	134,599
TA Multi-Managed Balanced Initial Class	156,150	9,101	165,251
TA Small/Mid Cap Value Initial Class	19,000	15,145	34,145
TA TS&W International Equity Initial Class	30,735	-	30,735
TA WMC US Growth Initial Class	7,978	7,098	15,076
Wanger Acorn	36,752	8,621	45,373
Wanger International	171,822	-	171,822

See accompanying notes.	3

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount	BNY Mellon VIF Growth and Income Initial Shares Subaccount	Calvert VP EAFE International Index Class I Shares Subaccount	Calvert VP SRI Balanced Subaccount

Net Assets as of December 31, 2021:	$70,574	$38,258	$46,246	$195,448

Investment Income:
Reinvested Dividends	304	268	1,396	2,086
Investment Expense:
Mortality and Expense Risk and Administrative Charges	812	464	547	2,381

Net Investment Income (Loss)	(508)	(196)	849	(295)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,162	6,641	-	16,545
Realized Gain (Loss) on Investments	264	139	95	619

Net Realized Capital Gains (Losses) on Investments	4,426	6,780	95	17,164
Net Change in Unrealized Appreciation (Depreciation)	(20,812)	(12,701)	(8,232)	(49,277)

Net Gain (Loss) on Investment	(16,386)	(5,921)	(8,137)	(32,113)

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,894)	(6,117)	(7,288)	(32,408)

Increase (Decrease) in Net Assets from Contract Transactions	(5)	(10)	(5)	(22)

Total Increase (Decrease) in Net Assets	(16,899)	(6,127)	(7,293)	(32,430)

Net Assets as of December 31, 2022:	$53,675	$32,131	$38,953	$163,018

Investment Income:
Reinvested Dividends	425	239	-	1,718
Investment Expense:
Mortality and Expense Risk and Administrative Charges	264	502	197	1,782

Net Investment Income (Loss)	161	(263)	(197)	(64)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,829	3,842	-	412
Realized Gain (Loss) on Investments	4,464	133	8,493	12,714

Net Realized Capital Gains (Losses) on Investments	11,293	3,975	8,493	13,126
Net Change in Unrealized Appreciation (Depreciation)	(8,362)	4,300	(4,318)	5,201

Net Gain (Loss) on Investment	2,931	8,275	4,175	18,327

Net Increase (Decrease) in Net Assets Resulting from Operations	3,092	8,012	3,978	18,263

Increase (Decrease) in Net Assets from Contract Transactions	(56,767)	(9)	(42,931)	(65,941)

Total Increase (Decrease) in Net Assets	(53,675)	8,003	(38,953)	(47,678)

Net Assets as of December 31, 2023:	$-	$40,134	$-	$115,340

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Calvert VP SRI Mid Cap Subaccount	Columbia - Small Company Growth Class 1 Shares Subaccount	DFA VA Global Bond Subaccount	DFA VA International Small Subaccount

Net Assets as of December 31, 2021:	$216,030	$-	$122,936	$6,153

Investment Income:
Reinvested Dividends	-	-	1,862	133
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,514	-	752	34

Net Investment Income (Loss)	(2,514)	-	1,110	99

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37,925	-	-	90
Realized Gain (Loss) on Investments	(70)	-	(60)	12

Net Realized Capital Gains (Losses) on Investments	37,855	-	(60)	102
Net Change in Unrealized Appreciation (Depreciation)	(79,835)	-	(9,577)	(1,325)

Net Gain (Loss) on Investment	(41,980)	-	(9,637)	(1,223)

Net Increase (Decrease) in Net Assets Resulting from Operations	(44,494)	-	(8,527)	(1,124)

Increase (Decrease) in Net Assets from Contract Transactions	(25)	-	(24)	3

Total Increase (Decrease) in Net Assets	(44,519)	-	(8,551)	(1,121)

Net Assets as of December 31, 2022:	$171,511	$-	$114,385	$5,032

Investment Income:
Reinvested Dividends	141	-	4,666	170
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,514	-	754	34

Net Investment Income (Loss)	(1,373)	-	3,912	136

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(32,360)	-	(67)	11

Net Realized Capital Gains (Losses) on Investments	(32,360)	-	(67)	11
Net Change in Unrealized Appreciation (Depreciation)	45,726	-	1,161	528

Net Gain (Loss) on Investment	13,366	-	1,094	539

Net Increase (Decrease) in Net Assets Resulting from Operations	11,993	-	5,006	675

Increase (Decrease) in Net Assets from Contract Transactions	(106,290)	-	(23)	(5)

Total Increase (Decrease) in Net Assets	(94,297)	-	4,983	670

Net Assets as of December 31, 2023:	$77,214	$-	$119,368	$5,702

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	DFA VA International Value Subaccount	DFA VA Short-Term Fixed Subaccount	DFA VA U.S. Large Value Subaccount	DFA VA U.S. Targeted Value Subaccount

Net Assets as of December 31, 2021:	$65,326	$35,605	$46,118	$362,360

Investment Income:
Reinvested Dividends	2,458	459	982	4,581
Investment Expense:
Mortality and Expense Risk and Administrative Charges	401	226	282	2,229

Net Investment Income (Loss)	2,057	233	700	2,352

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	683	-	531	27,132
Realized Gain (Loss) on Investments	96	(3)	68	445

Net Realized Capital Gains (Losses) on Investments	779	(3)	599	27,577
Net Change in Unrealized Appreciation (Depreciation)	(5,500)	(867)	(3,831)	(47,435)

Net Gain (Loss) on Investment	(4,721)	(870)	(3,232)	(19,858)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,664)	(637)	(2,532)	(17,506)

Increase (Decrease) in Net Assets from Contract Transactions	(15)	(8)	(10)	(24)

Total Increase (Decrease) in Net Assets	(2,679)	(645)	(2,542)	(17,530)

Net Assets as of December 31, 2022:	$62,647	$34,960	$43,576	$344,830

Investment Income:
Reinvested Dividends	3,322	1,377	1,030	203
Investment Expense:
Mortality and Expense Risk and Administrative Charges	441	230	287	435

Net Investment Income (Loss)	2,881	1,147	743	(232)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	663	-	628	902
Realized Gain (Loss) on Investments	122	(1)	67	82,735

Net Realized Capital Gains (Losses) on Investments	785	(1)	695	83,637
Net Change in Unrealized Appreciation (Depreciation)	7,045	360	3,009	(54,881)

Net Gain (Loss) on Investment	7,830	359	3,704	28,756

Net Increase (Decrease) in Net Assets Resulting from Operations	10,711	1,506	4,447	28,524

Increase (Decrease) in Net Assets from Contract Transactions	(16)	(8)	(9)	(359,102)

Total Increase (Decrease) in Net Assets	10,695	1,498	4,438	(330,578)

Net Assets as of December 31, 2023:	$73,342	$36,458	$48,014	$14,252

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Federated Hermes Fund for U.S. Government Securities II Subaccount	Federated Hermes Government Money II Service Shares Subaccount	Federated Hermes High Income Bond II Primary Shares Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount

Net Assets as of December 31, 2021:	$213,836	$19,136	$88,483	$24,775

Investment Income:
Reinvested Dividends	3,603	208	4,435	409
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,264	119	520	142

Net Investment Income (Loss)	2,339	89	3,915	267

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	5,128
Realized Gain (Loss) on Investments	(171)	-	(98)	6

Net Realized Capital Gains (Losses) on Investments	(171)	-	(98)	5,134
Net Change in Unrealized Appreciation (Depreciation)	(30,208)	-	(14,743)	(8,947)

Net Gain (Loss) on Investment	(30,379)	-	(14,841)	(3,813)

Net Increase (Decrease) in Net Assets Resulting from Operations	(28,040)	89	(10,926)	(3,546)

Increase (Decrease) in Net Assets from Contract Transactions	(12)	(1,231)	(12)	(22)

Total Increase (Decrease) in Net Assets	(28,052)	(1,142)	(10,938)	(3,568)

Net Assets as of December 31, 2022:	$185,784	$17,994	$77,545	$21,207

Investment Income:
Reinvested Dividends	152	776	4,682	399
Investment Expense:
Mortality and Expense Risk and Administrative Charges	222	113	525	137

Net Investment Income (Loss)	(70)	663	4,157	262

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(36,415)	-	(128)	(86)

Net Realized Capital Gains (Losses) on Investments	(36,415)	-	(128)	(86)
Net Change in Unrealized Appreciation (Depreciation)	36,910	-	5,268	1,424

Net Gain (Loss) on Investment	495	-	5,140	1,338

Net Increase (Decrease) in Net Assets Resulting from Operations	425	663	9,297	1,600

Increase (Decrease) in Net Assets from Contract Transactions	(179,953)	(2,621)	(14)	(1,107)

Total Increase (Decrease) in Net Assets	(179,528)	(1,958)	9,283	493

Net Assets as of December 31, 2023:	$6,256	$16,036	$86,828	$21,700

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Asset Manager Initial Class Subaccount	Fidelity® VIP Equity-Income Initial Class Subaccount	Fidelity® VIP Government Money Market Initial Class Subaccount	Fidelity® VIP Growth Initial Class Subaccount

Net Assets as of December 31, 2021:	$13,802	$20,151	$30,866	$32,371

Investment Income:
Reinvested Dividends	255	363	439	163
Investment Expense:
Mortality and Expense Risk and Administrative Charges	169	262	426	368

Net Investment Income (Loss)	86	101	13	(205)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	803	636	-	1,963
Realized Gain (Loss) on Investments	(1)	20	-	179

Net Realized Capital Gains (Losses) on Investments	802	656	-	2,142
Net Change in Unrealized Appreciation (Depreciation)	(3,113)	(2,020)	-	(10,186)

Net Gain (Loss) on Investment	(2,311)	(1,364)	-	(8,044)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,225)	(1,263)	13	(8,249)

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(5)	(9)	(12)

Total Increase (Decrease) in Net Assets	(2,226)	(1,268)	4	(8,261)

Net Assets as of December 31, 2022:	$11,576	$18,883	$30,870	$24,110

Investment Income:
Reinvested Dividends	290	379	1,499	37
Investment Expense:
Mortality and Expense Risk and Administrative Charges	168	267	434	389

Net Investment Income (Loss)	122	112	1,065	(352)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	129	569	-	1,342
Realized Gain (Loss) on Investments	(6)	17	-	195

Net Realized Capital Gains (Losses) on Investments	123	586	-	1,537
Net Change in Unrealized Appreciation (Depreciation)	1,073	1,026	-	7,092

Net Gain (Loss) on Investment	1,196	1,612	-	8,629

Net Increase (Decrease) in Net Assets Resulting from Operations	1,318	1,724	1,065	8,277

Increase (Decrease) in Net Assets from Contract Transactions	(4)	(6)	(9)	(1)

Total Increase (Decrease) in Net Assets	1,314	1,718	1,056	8,276

Net Assets as of December 31, 2023:	$12,890	$20,601	$31,926	$32,386

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	NVIT Emerging Markets Class D Shares Subaccount	T. Rowe Price All-Cap Opportunities Subaccount	T. Rowe Price Equity Income Service Class Subaccount	T. Rowe Price International Stock Subaccount

Net Assets as of December 31, 2021:	$7,981	$32,929	$35,579	$32,427

Investment Income:
Reinvested Dividends	11	-	644	217
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42	380	475	384

Net Investment Income (Loss)	(31)	(380)	169	(167)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,417	1,753	656
Realized Gain (Loss) on Investments	4	96	145	(7)

Net Realized Capital Gains (Losses) on Investments	4	1,513	1,898	649
Net Change in Unrealized Appreciation (Depreciation)	(2,006)	(8,572)	(3,730)	(5,985)

Net Gain (Loss) on Investment	(2,002)	(7,059)	(1,832)	(5,336)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,033)	(7,439)	(1,663)	(5,503)

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(8)	(9)	(9)

Total Increase (Decrease) in Net Assets	(2,034)	(7,447)	(1,672)	(5,512)

Net Assets as of December 31, 2022:	$5,947	$25,482	$33,907	$26,915

Investment Income:
Reinvested Dividends	87	74	720	293
Investment Expense:
Mortality and Expense Risk and Administrative Charges	39	400	474	402

Net Investment Income (Loss)	48	(326)	246	(109)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,134	1,490	-
Realized Gain (Loss) on Investments	1	104	121	4

Net Realized Capital Gains (Losses) on Investments	1	2,238	1,611	4
Net Change in Unrealized Appreciation (Depreciation)	137	5,015	866	4,043

Net Gain (Loss) on Investment	138	7,253	2,477	4,047

Net Increase (Decrease) in Net Assets Resulting from Operations	186	6,927	2,723	3,938

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(7)	(10)	(7)

Total Increase (Decrease) in Net Assets	185	6,920	2,713	3,931

Net Assets as of December 31, 2023:	$6,132	$32,402	$36,620	$30,846

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock Government Money Market Initial Class Subaccount	TA BlackRock Real Estate Securities Initial Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount

Net Assets as of December 31, 2021:	$1,922	$43,133	$162,736	$185,561

Investment Income:
Reinvested Dividends	27	1,223	953	1,806
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26	228	910	1,020

Net Investment Income (Loss)	1	995	43	786

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	16,813	17,916
Realized Gain (Loss) on Investments	-	18	134	1,151

Net Realized Capital Gains (Losses) on Investments	-	18	16,947	19,067
Net Change in Unrealized Appreciation (Depreciation)	-	(13,371)	(47,709)	(50,424)

Net Gain (Loss) on Investment	-	(13,353)	(30,762)	(31,357)

Net Increase (Decrease) in Net Assets Resulting from Operations	1	(12,358)	(30,719)	(30,571)

Increase (Decrease) in Net Assets from Contract Transactions	(1)	(5)	(19)	(13,677)

Total Increase (Decrease) in Net Assets	-	(12,363)	(30,738)	(44,248)

Net Assets as of December 31, 2022:	$1,922	$30,770	$131,998	$141,313

Investment Income:
Reinvested Dividends	28	1,890	986	2,431
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9	203	801	985

Net Investment Income (Loss)	19	1,687	185	1,446

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	5,673	5,137
Realized Gain (Loss) on Investments	-	(16)	(585)	69

Net Realized Capital Gains (Losses) on Investments	-	(16)	5,088	5,206
Net Change in Unrealized Appreciation (Depreciation)	-	2,204	24,230	18,663

Net Gain (Loss) on Investment	-	2,188	29,318	23,869

Net Increase (Decrease) in Net Assets Resulting from Operations	19	3,875	29,503	25,315

Increase (Decrease) in Net Assets from Contract Transactions	(1,941)	(4)	(26,902)	(1,377)

Total Increase (Decrease) in Net Assets	(1,922)	3,871	2,601	23,938

Net Assets as of December 31, 2023:	$-	$34,641	$134,599	$165,251

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Small/Mid Cap Value Initial Class Subaccount	TA TS&W International Equity Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount	Wanger Acorn Subaccount

Net Assets as of December 31, 2021:	$64,682	$31,508	$28,119	$73,934

Investment Income:
Reinvested Dividends	241	922	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	330	175	119	320

Net Investment Income (Loss)	(89)	747	(119)	(320)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,203	1,089	2,359	18,576
Realized Gain (Loss) on Investments	1,311	17	878	(11,061)

Net Realized Capital Gains (Losses) on Investments	7,514	1,106	3,237	7,515
Net Change in Unrealized Appreciation (Depreciation)	(12,595)	(6,562)	(11,148)	(31,509)

Net Gain (Loss) on Investment	(5,081)	(5,456)	(7,911)	(23,994)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,170)	(4,709)	(8,030)	(24,314)

Increase (Decrease) in Net Assets from Contract Transactions	(22,810)	(6)	(8,714)	(11,220)

Total Increase (Decrease) in Net Assets	(27,980)	(4,715)	(16,744)	(35,534)

Net Assets as of December 31, 2022:	$36,702	$26,793	$11,375	$38,400

Investment Income:
Reinvested Dividends	388	314	5	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	233	186	87	272

Net Investment Income (Loss)	155	128	(82)	(272)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,571	-	383	-
Realized Gain (Loss) on Investments	(186)	20	(299)	(1,899)

Net Realized Capital Gains (Losses) on Investments	3,385	20	84	(1,899)
Net Change in Unrealized Appreciation (Depreciation)	293	3,797	4,609	10,192

Net Gain (Loss) on Investment	3,678	3,817	4,693	8,293

Net Increase (Decrease) in Net Assets Resulting from Operations	3,833	3,945	4,611	8,021

Increase (Decrease) in Net Assets from Contract Transactions	(6,390)	(3)	(910)	(1,048)

Total Increase (Decrease) in Net Assets	(2,557)	3,942	3,701	6,973

Net Assets as of December 31, 2023:	$34,145	$30,735	$15,076	$45,373

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

Wanger International Subaccount

Net Assets as of December 31, 2021:	$228,417

Investment Income:
Reinvested Dividends	1,481
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,051

Net Investment Income (Loss)	430

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	29,291
Realized Gain (Loss) on Investments	(624)

Net Realized Capital Gains (Losses) on Investments	28,667
Net Change in Unrealized Appreciation (Depreciation)	(107,378)

Net Gain (Loss) on Investment	(78,711)

Net Increase (Decrease) in Net Assets Resulting from Operations	(78,281)

Increase (Decrease) in Net Assets from Contract Transactions	(41)

Total Increase (Decrease) in Net Assets	(78,322)

Net Assets as of December 31, 2022:	$150,095

Investment Income:
Reinvested Dividends	518
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,041

Net Investment Income (Loss)	(523)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	(2,548)

Net Realized Capital Gains (Losses) on Investments	(2,548)
Net Change in Unrealized Appreciation (Depreciation)	27,064

Net Gain (Loss) on Investment	24,516

Net Increase (Decrease) in Net Assets Resulting from Operations	23,993

Increase (Decrease) in Net Assets from Contract Transactions	(2,266)

Total Increase (Decrease) in Net Assets	21,727

Net Assets as of December 31, 2023:	$171,822

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2023

1. Organization

TFLIC Separate Account C (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Advisor’s EdgeSM Variable Annuity (NY), PrismSM Variable Annuity (NY), and MarqueeSM Variable Annuity (NY).

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Initial Shares
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
Calvert Variable Products, Inc.	Calvert Variable Products, Inc.
Calvert VP EAFE International Index Class I Shares	Calvert VP EAFE International Index Portfolio
Calvert Variable Series, Inc.	Calvert Variable Series, Inc.
Calvert VP SRI Balanced	Calvert VP SRI Balanced Portfolio
Calvert VP SRI Mid Cap	Calvert VP SRI Mid-Cap Portfolio
Columbia Funds Variable Insurance Trust - Class 1 Shares	Columbia Funds Variable Insurance Trust
Columbia - Small Company Growth Class 1 Shares	Columbia Variable Portfolio-Small Company Growth Fund
DFA Investment Dimensions Group, Inc.	DFA Investment Dimensions Group, Inc.
DFA VA Global Bond	DFA VA Global Bond Portfolio
DFA VA International Small	DFA VA International Small Portfolio
DFA VA International Value	DFA VA International Value Portfolio
DFA VA Short-Term Fixed	DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio
Federated Insurance Series	Federated Insurance Series
Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money II Service Shares	Federated Hermes Government Money Fund II Service Shares
Federated Hermes High Income Bond II Primary Shares	Federated Hermes High Income Bond Fund II Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility Fund II Primary Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Asset Manager Initial Class	Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Government Money Market Initial Class	Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Class D Shares

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
T. Rowe Price, Inc.	T. Rowe Price, Inc.
T. Rowe Price All-Cap Opportunities	T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Equity Income Service Class	T. Rowe Price Equity Income Portfolio Service Class
T. Rowe Price International Stock	T. Rowe Price International Stock Portfolio
Transamerica Series Trust	Transamerica Series Trust
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC Diversified Growth VP Initial Class
Wanger Advisors Trust	Wanger Advisors Trust
Wanger Acorn	Wanger Acorn
Wanger International	Wanger International

The following subaccount name changes were made effective during the fiscal year ended December 31, 2023:

Subaccount	Formerly
TA BlackRock Real Estate Securities Initial Class	TA BlackRock Global Real Estate Securities Initial Class

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

BNY Mellon Sustainable U.S. Equity Initial Shares	$7,254	$57,029

BNY Mellon VIF Growth and Income Initial Shares	4,082	512

Calvert VP EAFE International Index Class I Shares	-	43,129

Calvert VP SRI Balanced	2,129	67,720

Calvert VP SRI Mid Cap	141	107,804

Columbia - Small Company Growth Class 1 Shares	-	-

DFA VA Global Bond	4,666	777

DFA VA International Small	171	37

DFA VA International Value	3,985	457

DFA VA Short-Term Fixed	1,377	237

DFA VA U.S. Large Value	1,658	297

DFA VA U.S. Targeted Value	1,105	359,536

Federated Hermes Fund for U.S. Government Securities II	152	180,174

Federated Hermes Government Money II Service Shares	919	2,878

Federated Hermes High Income Bond II Primary Shares	4,682	538

Federated Hermes Managed Volatility II Primary Shares	399	1,243

Fidelity® VIP Asset Manager Initial Class	420	172

Fidelity® VIP Equity-Income Initial Class	947	272

Fidelity® VIP Government Money Market Initial Class	1,500	443

Fidelity® VIP Growth Initial Class	1,379	397

NVIT Emerging Markets Class D Shares	88	40

T. Rowe Price All-Cap Opportunities	2,209	408

T. Rowe Price Equity Income Service Class	2,210	483

T. Rowe Price International Stock	293	410

TA BlackRock Government Money Market Initial Class	29	1,950

TA BlackRock Real Estate Securities Initial Class	1,890	207

TA JPMorgan Enhanced Index Initial Class	6,660	27,703

TA Multi-Managed Balanced Initial Class	9,337	4,132

TA Small/Mid Cap Value Initial Class	6,933	9,598

TA TS&W International Equity Initial Class	315	191

TA WMC US Growth Initial Class	1,644	2,255

Wanger Acorn	1,645	2,967

Wanger International	518	3,307

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

BNY Mellon Sustainable U.S. Equity Initial Shares	-	(1,399)	(1,399)	-	-	-

BNY Mellon VIF Growth and Income Initial Shares	-	-	-	-	-	-

Calvert VP EAFE International Index Class I Shares	-	(28,362)	(28,362)	-	(4)	(4)

Calvert VP SRI Balanced	-	(2,083)	(2,083)	-	(1)	(1)

Calvert VP SRI Mid Cap	-	(2,631)	(2,631)	-	-	-

Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-

DFA VA Global Bond	-	(1)	(1)	-	(1)	(1)

DFA VA International Small	-	-	-	-	-	-

DFA VA International Value	-	-	-	-	-	-

DFA VA Short-Term Fixed	-	-	-	-	(1)	(1)

DFA VA U.S. Large Value	-	-	-	-	-	-

DFA VA U.S. Targeted Value	-	(3,260)	(3,260)	-	-	-

Federated Hermes Fund for U.S. Government Securities II	-	(9,212)	(9,212)	-	(1)	(1)

Federated Hermes Government Money II Service Shares	11	(203)	(192)	5	(98)	(93)

Federated Hermes High Income Bond II Primary Shares	-	(1)	(1)	-	-	-

Federated Hermes Managed Volatility II Primary Shares	-	(39)	(39)	-	(1)	(1)

Fidelity® VIP Asset Manager Initial Class	-	-	-	-	-	-

Fidelity® VIP Equity-Income Initial Class	-	-	-	-	(1)	(1)

Fidelity® VIP Government Money Market Initial Class	-	(1)	(1)	-	(1)	(1)

Fidelity® VIP Growth Initial Class	-	-	-	-	-	-

NVIT Emerging Markets Class D Shares	-	-	-	-	-	-

T. Rowe Price All-Cap Opportunities	-	(1)	(1)	-	-	-

T. Rowe Price Equity Income Service Class	-	(1)	(1)	-	-	-

T. Rowe Price International Stock	-	(1)	(1)	-	-	-

TA BlackRock Government Money Market Initial Class	-	(2,072)	(2,072)	-	-	-

TA BlackRock Real Estate Securities Initial Class	-	-	-	-	-	-

TA JPMorgan Enhanced Index Initial Class	-	(528)	(528)	-	-	-

TA Multi-Managed Balanced Initial Class	631	(1,095)	(464)	273	(5,197)	(4,924)

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Small/Mid Cap Value Initial Class	27	(84)	(57)	12	(221)	(209)

TA TS&W International Equity Initial Class	-	-	-	-	-	-

TA WMC US Growth Initial Class	34	(55)	(21)	14	(256)	(242)

Wanger Acorn	20	(32)	(12)	8	(145)	(137)

Wanger International	-	(36)	(36)	-	(1)	(1)

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

BNY Mellon Sustainable U.S. Equity Initial Shares	$-	$(56,767)	$(56,767)	$-	$(5)	$(5)

BNY Mellon VIF Growth and Income Initial Shares	-	(9)	(9)	-	(10)	(10)

Calvert VP EAFE International Index Class I Shares	-	(42,931)	(42,931)	-	(5)	(5)

Calvert VP SRI Balanced	-	(65,941)	(65,941)	-	(22)	(22)

Calvert VP SRI Mid Cap	-	(106,290)	(106,290)	-	(25)	(25)

Columbia - Small Company Growth Class 1 Shares	-	-	-	-	-	-

DFA VA Global Bond	-	(23)	(23)	-	(24)	(24)

DFA VA International Small	-	(5)	(5)	-	3	3

DFA VA International Value	-	(16)	(16)	-	(15)	(15)

DFA VA Short-Term Fixed	-	(8)	(8)	-	(8)	(8)

DFA VA U.S. Large Value	-	(9)	(9)	-	(10)	(10)

DFA VA U.S. Targeted Value	-	(359,102)	(359,102)	-	(24)	(24)

Federated Hermes Fund for U.S. Government Securities II	-	(179,953)	(179,953)	-	(12)	(12)

Federated Hermes Government Money II Service Shares	143	(2,764)	(2,621)	61	(1,292)	(1,231)

Federated Hermes High Income Bond II Primary Shares	-	(14)	(14)	-	(12)	(12)

Federated Hermes Managed Volatility II Primary Shares	-	(1,107)	(1,107)	-	(22)	(22)

Fidelity® VIP Asset Manager Initial Class	-	(4)	(4)	-	(1)	(1)

Fidelity® VIP Equity-Income Initial Class	-	(6)	(6)	-	(5)	(5)

Fidelity® VIP Government Money Market Initial Class	-	(9)	(9)	-	(9)	(9)

Fidelity® VIP Growth Initial Class	-	(1)	(1)	-	(12)	(12)

NVIT Emerging Markets Class D Shares	-	(1)	(1)	-	(1)	(1)

T. Rowe Price All-Cap Opportunities	-	(7)	(7)	-	(8)	(8)

T. Rowe Price Equity Income Service Class	-	(10)	(10)	-	(9)	(9)

T. Rowe Price International Stock	-	(7)	(7)	-	(9)	(9)

TA BlackRock Government Money Market Initial Class	-	(1,941)	(1,941)	-	(1)	(1)

TA BlackRock Real Estate Securities Initial Class	-	(4)	(4)	-	(5)	(5)

TA JPMorgan Enhanced Index Initial Class	-	(26,902)	(26,902)	-	(19)	(19)

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Multi-Managed Balanced Initial Class	$1,771	$(3,148)	$(1,377)	$775	$(14,452)	$(13,677)

TA Small/Mid Cap Value Initial Class	2,975	(9,365)	(6,390)	1,327	(24,137)	(22,810)

TA TS&W International Equity Initial Class	-	(3)	(3)	-	(6)	(6)

TA WMC US Growth Initial Class	1,256	(2,166)	(910)	528	(9,242)	(8,714)

Wanger Acorn	1,646	(2,694)	(1,048)	672	(11,892)	(11,220)

Wanger International	-	(2,266)	(2,266)	-	(41)	(41)

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2023	-	$46.85	to	$46.85	$-	2.29%	1.40%	to	1.40%	22.12%	to	22.12%
12/31/2022	1,399	38.36	to	38.36	53,675	0.52	1.40	to	1.40	(23.94)	to	(23.94)
12/31/2021	1,399	50.43	to	50.43	70,574	0.74	1.40	to	1.40	25.24	to	25.24
12/31/2020	1,399	40.27	to	40.27	56,355	1.07	1.40	to	1.40	22.43	to	22.43
12/31/2019	1,400	32.89	to	32.89	46,035	1.43	1.40	to	1.40	32.50	to	32.50
BNY Mellon VIF Growth and Income Initial Shares
12/31/2023	739	54.33	to	54.33	40,134	0.66	1.40	to	1.40	24.94	to	24.94
12/31/2022	739	43.48	to	43.48	32,131	0.80	1.40	to	1.40	(15.99)	to	(15.99)
12/31/2021	739	51.76	to	51.76	38,258	0.48	1.40	to	1.40	23.90	to	23.90
12/31/2020	739	41.78	to	41.78	30,887	0.78	1.40	to	1.40	22.91	to	22.91
12/31/2019	740	33.99	to	33.99	25,138	1.08	1.40	to	1.40	27.34	to	27.34
Calvert VP EAFE International Index Class I Shares
12/31/2023	-	1.60	to	1.60	-	-	1.40	to	1.40	16.15	to	16.15
12/31/2022	28,362	1.37	to	1.37	38,953	3.55	1.40	to	1.40	(15.76)	to	(15.76)
12/31/2021	28,366	1.63	to	1.63	46,246	1.78	1.40	to	1.40	9.34	to	9.34
12/31/2020	28,369	1.49	to	1.49	42,298	3.40	1.40	to	1.40	6.28	to	6.28
12/31/2019	28,372	1.40	to	1.40	39,802	2.66	1.40	to	1.40	19.59	to	19.59
Calvert VP SRI Balanced
12/31/2023	3,315	34.79	to	34.79	115,340	1.34	1.40	to	1.40	15.21	to	15.21
12/31/2022	5,398	30.20	to	30.20	163,018	1.22	1.40	to	1.40	(16.58)	to	(16.58)
12/31/2021	5,399	36.20	to	36.20	195,448	1.18	1.40	to	1.40	13.53	to	13.53
12/31/2020	5,400	31.89	to	31.89	172,179	1.54	1.40	to	1.40	13.67	to	13.67
12/31/2019	5,401	28.05	to	28.05	151,499	1.57	1.40	to	1.40	22.69	to	22.69
Calvert VP SRI Mid Cap
12/31/2023	1,819	42.44	to	42.44	77,214	0.13	1.40	to	1.40	10.10	to	10.10
12/31/2022	4,450	38.54	to	38.54	171,511	-	1.40	to	1.40	(20.60)	to	(20.60)
12/31/2021	4,450	48.54	to	48.54	216,030	0.20	1.40	to	1.40	13.44	to	13.44
12/31/2020	4,451	42.79	to	42.79	190,458	0.45	1.40	to	1.40	10.70	to	10.70
12/31/2019	4,452	38.66	to	38.66	172,075	0.45	1.40	to	1.40	29.55	to	29.55
Columbia - Small Company Growth Class 1 Shares
12/31/2023	-	62.09	to	62.09	-	-	0.65	to	0.65	25.82	to	25.82
12/31/2022	-	49.35	to	49.35	-	-	0.65	to	0.65	(36.18)	to	(36.18)
12/31/2021	-	77.32	to	77.32	-	-	0.65	to	0.65	(3.53)	to	(3.53)
12/31/2020	-	80.15	to	80.15	-	-	0.65	to	0.65	70.02	to	70.02
12/31/2019	-	47.14	to	47.14	-	-	0.65	to	0.65	39.79	to	39.79
DFA VA Global Bond
12/31/2023	5,651	21.12	to	21.12	119,368	3.99	0.65	to	0.65	4.38	to	4.38
12/31/2022	5,652	20.24	to	20.24	114,385	1.60	0.65	to	0.65	(6.94)	to	(6.94)
12/31/2021	5,653	21.75	to	21.75	122,936	0.57	0.65	to	0.65	(1.68)	to	(1.68)
12/31/2020	9,108	22.12	to	22.12	201,432	0.03	0.65	to	0.65	0.80	to	0.80
12/31/2019	9,391	21.94	to	21.94	206,038	2.62	0.65	to	0.65	3.51	to	3.51
DFA VA International Small
12/31/2023	117	48.87	to	48.87	5,702	3.19	0.65	to	0.65	13.38	to	13.38
12/31/2022	117	43.10	to	43.10	5,032	2.57	0.65	to	0.65	(18.17)	to	(18.17)
12/31/2021	117	52.68	to	52.68	6,153	2.61	0.65	to	0.65	13.83	to	13.83
12/31/2020	117	46.28	to	46.28	5,408	2.23	0.65	to	0.65	8.71	to	8.71
12/31/2019	117	42.57	to	42.57	4,978	2.80	0.65	to	0.65	23.10	to	23.10

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

DFA VA International Value
12/31/2023	1,732	$42.36	to	$42.36	$73,342	4.86%	0.65%	to	0.65%	17.10%	to	17.10%
12/31/2022	1,732	36.17	to	36.17	62,647	3.96	0.65	to	0.65	(4.08)	to	(4.08)
12/31/2021	1,732	37.71	to	37.71	65,326	4.05	0.65	to	0.65	17.35	to	17.35
12/31/2020	1,733	32.13	to	32.13	55,680	2.53	0.65	to	0.65	(2.40)	to	(2.40)
12/31/2019	1,733	32.92	to	32.92	57,064	3.58	0.65	to	0.65	15.11	to	15.11
DFA VA Short-Term Fixed
12/31/2023	2,331	15.64	to	15.64	36,458	3.86	0.65	to	0.65	4.31	to	4.31
12/31/2022	2,331	14.99	to	14.99	34,960	1.31	0.65	to	0.65	(1.79)	to	(1.79)
12/31/2021	2,332	15.27	to	15.27	35,605	0.01	0.65	to	0.65	(0.83)	to	(0.83)
12/31/2020	2,332	15.40	to	15.40	35,910	0.59	0.65	to	0.65	(0.05)	to	(0.05)
12/31/2019	2,333	15.40	to	15.40	35,936	2.28	0.65	to	0.65	1.85	to	1.85
DFA VA U.S. Large Value
12/31/2023	675	71.15	to	71.15	48,014	2.32	0.65	to	0.65	10.21	to	10.21
12/31/2022	675	64.56	to	64.56	43,576	2.25	0.65	to	0.65	(5.49)	to	(5.49)
12/31/2021	675	68.31	to	68.31	46,118	1.39	0.65	to	0.65	26.22	to	26.22
12/31/2020	1,079	54.12	to	54.12	58,394	2.28	0.65	to	0.65	(2.01)	to	(2.01)
12/31/2019	1,112	55.23	to	55.23	61,422	1.90	0.65	to	0.65	24.97	to	24.97
DFA VA U.S. Targeted Value
12/31/2023	117	121.77	to	121.77	14,252	0.32	0.65	to	0.65	19.26	to	19.26
12/31/2022	3,377	102.11	to	102.11	344,830	1.33	0.65	to	0.65	(4.83)	to	(4.83)
12/31/2021	3,377	107.29	to	107.29	362,360	1.43	0.65	to	0.65	38.78	to	38.78
12/31/2020	3,460	77.31	to	77.31	267,503	4.60	0.65	to	0.65	3.31	to	3.31
12/31/2019	862	74.83	to	74.83	64,499	1.49	0.65	to	0.65	21.77	to	21.77
Federated Hermes Fund for U.S. Government Securities II
12/31/2023	310	20.20	to	20.20	6,256	0.47	0.65	to	0.65	3.52	to	3.52
12/31/2022	9,522	19.51	to	19.51	185,784	1.84	0.65	to	0.65	(13.11)	to	(13.11)
12/31/2021	9,523	22.45	to	22.45	213,836	2.02	0.65	to	0.65	(2.68)	to	(2.68)
12/31/2020	9,524	23.07	to	23.07	219,734	1.83	0.65	to	0.65	4.53	to	4.53
12/31/2019	3,143	22.07	to	22.07	69,369	2.38	0.65	to	0.65	5.21	to	5.21
Federated Hermes Government Money II Service Shares
12/31/2023	1,160	13.82	to	13.82	16,036	4.42	0.65	to	0.65	3.85	to	3.85
12/31/2022	1,352	13.31	to	13.31	17,994	1.12	0.65	to	0.65	0.51	to	0.51
12/31/2021	1,445	13.24	to	13.24	19,136	-	0.65	to	0.65	(0.64)	to	(0.64)
12/31/2020	1,458	13.33	to	13.33	19,437	0.21	0.65	to	0.65	(0.44)	to	(0.44)
12/31/2019	1,472	13.39	to	13.39	19,715	1.63	0.65	to	0.65	0.99	to	0.99
Federated Hermes High Income Bond II Primary Shares
12/31/2023	2,352	36.91	to	36.91	86,828	5.76	0.65	to	0.65	11.99	to	11.99
12/31/2022	2,353	32.96	to	32.96	77,545	5.52	0.65	to	0.65	(12.35)	to	(12.35)
12/31/2021	2,353	37.60	to	37.60	88,483	4.83	0.65	to	0.65	4.17	to	4.17
12/31/2020	2,353	36.10	to	36.10	84,953	5.83	0.65	to	0.65	4.91	to	4.91
12/31/2019	2,354	34.41	to	34.41	80,995	5.98	0.65	to	0.65	13.80	to	13.80
Federated Hermes Managed Volatility II Primary Shares
12/31/2023	708	30.66	to	30.66	21,700	1.88	0.65	to	0.65	7.98	to	7.98
12/31/2022	747	28.39	to	28.39	21,207	1.86	0.65	to	0.65	(14.31)	to	(14.31)
12/31/2021	748	33.13	to	33.13	24,775	1.75	0.65	to	0.65	17.75	to	17.75
12/31/2020	749	28.14	to	28.14	21,063	2.54	0.65	to	0.65	0.28	to	0.28
12/31/2019	749	28.06	to	28.06	21,030	2.04	0.65	to	0.65	19.45	to	19.45

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Asset Manager Initial Class
12/31/2023	411	$31.35	to	$31.35	$12,890	2.39%	1.40%	to	1.40%	11.39%	to	11.39%
12/31/2022	411	28.15	to	28.15	11,576	2.10	1.40	to	1.40	(16.11)	to	(16.11)
12/31/2021	411	33.55	to	33.55	13,802	1.64	1.40	to	1.40	8.40	to	8.40
12/31/2020	411	30.95	to	30.95	12,736	1.54	1.40	to	1.40	13.28	to	13.28
12/31/2019	412	27.32	to	27.32	11,247	1.82	1.40	to	1.40	16.62	to	16.62
Fidelity® VIP Equity-Income Initial Class
12/31/2023	430	47.87	to	47.87	20,601	1.97	1.40	to	1.40	9.12	to	9.12
12/31/2022	430	43.87	to	43.87	18,883	1.92	1.40	to	1.40	(6.27)	to	(6.27)
12/31/2021	431	46.80	to	46.80	20,151	1.92	1.40	to	1.40	23.17	to	23.17
12/31/2020	431	38.00	to	38.00	16,364	1.84	1.40	to	1.40	5.22	to	5.22
12/31/2019	431	36.11	to	36.11	15,557	2.04	1.40	to	1.40	25.68	to	25.68
Fidelity® VIP Government Money Market Initial Class
12/31/2023	2,636	12.11	to	12.11	31,926	4.79	1.40	to	1.40	3.45	to	3.45
12/31/2022	2,637	11.71	to	11.71	30,870	1.43	1.40	to	1.40	0.04	to	0.04
12/31/2021	2,638	11.70	to	11.70	30,866	0.01	1.40	to	1.40	(1.37)	to	(1.37)
12/31/2020	2,638	11.87	to	11.87	31,304	0.26	1.40	to	1.40	(1.07)	to	(1.07)
12/31/2019	1,878	11.99	to	11.99	22,523	2.00	1.40	to	1.40	0.61	to	0.61
Fidelity® VIP Growth Initial Class
12/31/2023	383	84.58	to	84.58	32,386	0.13	1.40	to	1.40	34.36	to	34.36
12/31/2022	383	62.95	to	62.95	24,110	0.61	1.40	to	1.40	(25.50)	to	(25.50)
12/31/2021	383	84.50	to	84.50	32,371	-	1.40	to	1.40	21.51	to	21.51
12/31/2020	383	69.54	to	69.54	26,647	0.07	1.40	to	1.40	41.91	to	41.91
12/31/2019	383	49.00	to	49.00	18,784	0.26	1.40	to	1.40	32.46	to	32.46
NVIT Emerging Markets Class D Shares
12/31/2023	564	10.87	to	10.87	6,132	1.44	0.65	to	0.65	3.13	to	3.13
12/31/2022	564	10.54	to	10.54	5,947	0.17	0.65	to	0.65	(25.48)	to	(25.48)
12/31/2021	564	14.15	to	14.15	7,981	0.95	0.65	to	0.65	(8.19)	to	(8.19)
12/31/2020	564	15.41	to	15.41	8,693	1.65	0.65	to	0.65	12.19	to	12.19
12/31/2019	564	13.73	to	13.73	7,749	2.17	0.65	to	0.65	21.79	to	21.79
T. Rowe Price All-Cap Opportunities
12/31/2023	389	83.20	to	83.20	32,402	0.26	1.40	to	1.40	27.19	to	27.19
12/31/2022	390	65.42	to	65.42	25,482	-	1.40	to	1.40	(22.59)	to	(22.59)
12/31/2021	390	84.51	to	84.51	32,929	-	1.40	to	1.40	19.13	to	19.13
12/31/2020	390	70.94	to	70.94	27,649	-	1.40	to	1.40	42.38	to	42.38
12/31/2019	390	49.82	to	49.82	19,426	0.42	1.40	to	1.40	33.07	to	33.07
T. Rowe Price Equity Income Service Class
12/31/2023	707	51.77	to	51.77	36,620	2.11	1.40	to	1.40	8.03	to	8.03
12/31/2022	708	47.92	to	47.92	33,907	1.88	1.40	to	1.40	(4.67)	to	(4.67)
12/31/2021	708	50.27	to	50.27	35,579	1.58	1.40	to	1.40	23.82	to	23.82
12/31/2020	708	40.60	to	40.60	28,743	2.36	1.40	to	1.40	(0.21)	to	(0.21)
12/31/2019	708	40.69	to	40.69	28,814	2.33	1.40	to	1.40	24.65	to	24.65
T. Rowe Price International Stock
12/31/2023	1,391	22.17	to	22.17	30,846	1.01	1.40	to	1.40	14.64	to	14.64
12/31/2022	1,392	19.34	to	19.34	26,915	0.79	1.40	to	1.40	(16.98)	to	(16.98)
12/31/2021	1,392	23.29	to	23.29	32,427	0.58	1.40	to	1.40	(0.08)	to	(0.08)
12/31/2020	1,392	23.31	to	23.31	32,460	0.59	1.40	to	1.40	12.87	to	12.87
12/31/2019	1,393	20.65	to	20.65	28,768	2.46	1.40	to	1.40	26.01	to	26.01

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock Government Money Market Initial Class
12/31/2023	-	$0.96	to	$0.96	$-	4.34%	1.40%	to	1.40%	3.42%	to	3.42%
12/31/2022	2,072	0.93	to	0.93	1,922	1.40	1.40	to	1.40	0.01	to	0.01
12/31/2021	2,072	0.93	to	0.93	1,922	-	1.40	to	1.40	(1.38)	to	(1.38)
12/31/2020	2,073	0.94	to	0.94	1,949	0.29	1.40	to	1.40	(1.10)	to	(1.10)
12/31/2019	2,073	0.95	to	0.95	1,971	1.95	1.40	to	1.40	0.57	to	0.57
TA BlackRock Real Estate Securities Initial Class
12/31/2023	699	49.59	to	49.59	34,641	6.02	0.65	to	0.65	12.60	to	12.60
12/31/2022	699	44.04	to	44.04	30,770	3.47	0.65	to	0.65	(28.65)	to	(28.65)
12/31/2021	699	61.73	to	61.73	43,133	2.51	0.65	to	0.65	25.41	to	25.41
12/31/2020	699	49.23	to	49.23	34,398	12.53	0.65	to	0.65	(0.96)	to	(0.96)
12/31/2019	699	49.70	to	49.70	34,736	0.91	0.65	to	0.65	24.38	to	24.38
TA JPMorgan Enhanced Index Initial Class
12/31/2023	2,166	62.15	to	62.15	134,599	0.80	0.65	to	0.65	26.84	to	26.84
12/31/2022	2,694	49.00	to	49.00	131,998	0.68	0.65	to	0.65	(18.88)	to	(18.88)
12/31/2021	2,694	60.40	to	60.40	162,736	0.79	0.65	to	0.65	29.28	to	29.28
12/31/2020	2,695	46.72	to	46.72	125,899	1.70	0.65	to	0.65	19.39	to	19.39
12/31/2019	9,980	39.13	to	39.13	390,520	1.20	0.65	to	0.65	30.19	to	30.19
TA Multi-Managed Balanced Initial Class
12/31/2023	52,906	3.12	to	3.12	165,251	1.59	0.65	to	0.65	17.96	to	17.96
12/31/2022	53,370	2.65	to	2.65	141,313	1.15	0.65	to	0.65	(16.82)	to	(16.82)
12/31/2021	58,294	3.18	to	3.18	185,561	1.15	0.65	to	0.65	16.28	to	16.28
12/31/2020	58,958	2.74	to	2.74	161,397	1.58	0.65	to	0.65	15.15	to	15.15
12/31/2019	59,667	2.38	to	2.38	141,848	1.65	0.65	to	0.65	20.98	to	20.98
TA Small/Mid Cap Value Initial Class
12/31/2023	287	119.08	to	119.08	34,145	1.08	0.65	to	0.65	11.67	to	11.67
12/31/2022	344	106.63	to	106.63	36,702	0.47	0.65	to	0.65	(8.90)	to	(8.90)
12/31/2021	553	117.05	to	117.05	64,682	0.65	0.65	to	0.65	27.30	to	27.30
12/31/2020	581	91.95	to	91.95	53,410	1.20	0.65	to	0.65	3.37	to	3.37
12/31/2019	611	88.96	to	88.96	54,357	0.97	0.65	to	0.65	24.47	to	24.47
TA TS&W International Equity Initial Class
12/31/2023	1,306	23.54	to	23.54	30,735	1.09	0.65	to	0.65	14.73	to	14.73
12/31/2022	1,306	20.51	to	20.51	26,793	3.41	0.65	to	0.65	(14.95)	to	(14.95)
12/31/2021	1,306	24.12	to	24.12	31,508	1.82	0.65	to	0.65	12.68	to	12.68
12/31/2020	1,306	21.41	to	21.41	27,967	3.18	0.65	to	0.65	5.85	to	5.85
12/31/2019	1,307	20.22	to	20.22	26,425	1.44	0.65	to	0.65	20.28	to	20.28
TA WMC US Growth Initial Class
12/31/2023	332	45.48	to	45.48	15,076	0.04	0.65	to	0.65	41.17	to	41.17
12/31/2022	353	32.21	to	32.21	11,375	-	0.65	to	0.65	(31.79)	to	(31.79)
12/31/2021	595	47.23	to	47.23	28,119	0.08	0.65	to	0.65	19.89	to	19.89
12/31/2020	629	39.39	to	39.39	24,761	0.11	0.65	to	0.65	36.41	to	36.41
12/31/2019	664	28.88	to	28.88	19,177	0.13	0.65	to	0.65	39.14	to	39.14
Wanger Acorn
12/31/2023	492	92.21	to	92.21	45,373	-	0.65	to	0.65	20.95	to	20.95
12/31/2022	504	76.24	to	76.24	38,400	-	0.65	to	0.65	(33.89)	to	(33.89)
12/31/2021	641	115.33	to	115.33	73,934	0.76	0.65	to	0.65	8.20	to	8.20
12/31/2020	660	106.59	to	106.59	70,347	-	0.65	to	0.65	23.43	to	23.43
12/31/2019	681	86.36	to	86.36	58,783	0.26	0.65	to	0.65	30.26	to	30.26
Wanger International
12/31/2023	2,405	71.45	to	71.45	171,822	0.32	0.65	to	0.65	16.20	to	16.20
12/31/2022	2,441	61.49	to	61.49	150,095	0.91	0.65	to	0.65	(34.27)	to	(34.27)
12/31/2021	2,442	93.55	to	93.55	228,417	0.55	0.65	to	0.65	18.04	to	18.04
12/31/2020	2,442	79.25	to	79.25	193,542	2.00	0.65	to	0.65	13.63	to	13.63
12/31/2019	2,443	69.75	to	69.75	170,374	0.85	0.65	to	0.65	29.15	to	29.15

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.50% to 1.25% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the Separate Account. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

TFLIC Separate Account C

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.